OTHER ASSETS AND LIABILITIES	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS AND LIABILITIES	OTHER ASSETS AND LIABILITIES
Other assets consist of the following:

As at	March 31 2025	March 31 2024
Cross-currency interest rate swap instrument (i), (iii)	$1,342	$17,204
Variable for fixed interest rate swap instruments (ii)	—	1,198
Long-term investment tax credits (v)	5,705	—
Other	15	14
Total	$7,062	$18,416

Other long-term liabilities consist of the following:

As at	March 31 2025	March 31 2024
Cross-currency interest rate swap instrument (i)	$10,131	$14,101
Variable for fixed interest rate swap instrument (ii)	6,534	—
Long-term forward foreign exchange contracts (iv)	2,854	—
Total	$19,519	$14,101
(i) On December 5, 2024, the Company settled the cross-currency interest rate swap instrument to swap U.S. $175,000 into Canadian dollars that was maturing on December 15, 2025. The Company received interest of 4.125% U.S. per annum and paid interest of 4.169% Canadian. The Company also settled the cross-currency interest rate swap instrument to swap 161,142 Euros into Canadian dollars that was maturing on December 15, 2025. The Company received interest of 4.169% Canadian per annum and paid interest of 2.351% Euros. The Company received $7,707 to settle the cross-currency swaps, of which $16,555 was recorded as cash paid in investing activities (portion related to Euro-denominated net investment hedge) and $24,262 was recorded as cash received in financing activities (portion related to foreign currency Senior Note hedge) in the consolidated statements of cash flows.

On December 5, 2024, the Company entered into a cross-currency interest rate swap instrument to swap U.S. $175,000 into Canadian dollars to hedge a portion of its foreign exchange risk related to its U.S. dollar-denominated Senior Notes. The Company will receive interest of 4.125% U.S. per annum and pay interest of 3.128% Canadian. The terms of the hedging instrument will end on December 15, 2027.

The Company also entered into a cross-currency interest rate swap instrument on December 5, 2024 to swap 165,328 Euros into Canadian dollars to hedge the net investment in European operations. The Company will receive interest of 3.128% Canadian per annum and pay interest of 2.645% Euros. The terms of the hedging relationship will end on December 15, 2027.

(ii) Effective November 4, 2022, the Company entered into a variable for fixed interest rate swap instrument to swap the variable interest rate on its $300,000 non-amortized secured term credit facility to a fixed 4.241% interest rate. The terms of the hedging instrument ended on November 4, 2024.

On November 21, 2023, the Company entered into a variable for fixed interest rate swap instrument to swap the variable interest rate on its $300,000 non-amortized secured term credit facility to a fixed 4.044% interest rate for the period November 4, 2024 to November 4, 2026.

(iii) Current portion of the cross-currency interest rate swap instrument is recorded in deposits, prepaids and other assets, on the consolidated statements of financial position.

(iv) Current portion of the forward foreign exchange contracts is recorded in accounts payable and accrued liabilities, on the consolidated statements of financial position.
(v) Current portion of the investment tax credits is recorded in deposits, prepaids and other assets, on the consolidated statements of financial position.